Profit from Operations - Master Settlements Agreement - Additional Information (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Profit From Operations [Line Items]
Settlement expenses	£ 145	$ 192
Master Settlement Agreement and State Settlement Agreements
Profit From Operations [Line Items]
Settlement expenses		2,762	$ 2,741	$ 2,856
Settlement cash payments		2,918	$ 917	4,612
Non-Participating Manufacturer Adjustment Claims Related to Period from 2003 to 2012 | Master Settlement Agreement
Profit From Operations [Line Items]
Increase of income related to payment obligation							$ 1,000
Non-Participating Manufacturer Adjustment Claims Related to Period from 2003 to 2012 | Master Settlement Agreement | R.J. Reynolds Tobacco Company
Profit From Operations [Line Items]
Additional credit received						$ 170
Non-Participating Manufacturer Adjustment Claims Related to Period from 2004 to 2014 | Non-Participating Manufacturer | R.J. Reynolds Tobacco Company
Profit From Operations [Line Items]
Additional credit received					$ 285
Additional credit recognised				$ 61
Non-Participating Manufacturer Adjustment Claims Related to Period from 2004 to 2017 | Non-Participating Manufacturer | R.J. Reynolds Tobacco Company | Five-Year Period from 2018
Profit From Operations [Line Items]
Additional credit recognised		182
Non-Participating Manufacturer Adjustment Claims Related to Period from 2004 to 2017 | Non-Participating Manufacturer | R.J. Reynolds Tobacco Company | Five-Year Period from 2019
Profit From Operations [Line Items]
Additional credit recognised		$ 205